Right-of-use assets, Depreciation Charge on Right-of-Use Assets (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets [Abstract]
Depreciation charge on right-of-use assets	$ 2,332	$ 1,457	$ 861
Properties [Member]
Right-of-use assets [Abstract]
Depreciation charge on right-of-use assets	1,704	1,006	640
Motor Vehicles [Member]
Right-of-use assets [Abstract]
Depreciation charge on right-of-use assets	$ 628	$ 451	$ 221